Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Scheduled maturities of long-term debt
December 31, 2023	$ 27,500
December 31, 2024	21,300
December 31, 2025	15,100
December 31, 2026	15,100
December 31, 2027	96,250
Thereafter	262,766
Total long-term debt	$ 438,016